UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter           6/30/2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                   Accredited Investors
Address:                                5200 West 73rd Street
                                        Edina, Minnesota 55439

13F File Number:                        028-14630

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Ross Levin
Title:                                  Chief Compliance Officer
Phone:                                  952-841-2222

Signature, Place, and Date of Signing:

   /s/  Ross Levin                      Edina, MN           5-Jul-12

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        0

Form 13F Information Table Entry Total:                  50

Form 13F Information Table Value Total:              233173(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                                     FORM 13F INFORMATION TABLE
                                                                     VALUE   SHARES/ SH/ PUT/INVSTM  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS     CUSIP  (x$1000) PRN AMT PRN CALLDSCRET MANAGERS  SOLE  SHARED  NONE
--------------------------------------------------------   ------------------------------------------------------------------------
3M CO                                   COM                88579Y101     974    10860SH      SOLE               9964      0    896
ALTRIA GROUP INC                        COM                02209S103     225     6490SH      SOLE               6490      0      0
AMERICAN EXPRESS CO                     COM                025816109     288     4942SH      SOLE               4942      0      0
APPLE INC                               COM                037833100    2219     3798SH      SOLE               3563      0    235
AT&T INC                                COM                00206R102     320     8972SH      SOLE               8972      0      0
BERKSHIRE HATHAWAY INC DEL              CL A               084670108     500      400SH      SOLE                300      0    100
ECOLAB INC                              COM                278865100    1352    19728SH      SOLE              19728      0      0
ENTEROMEDICS INC                        COM NEW            29365M208      44    12500SH      SOLE              12500      0      0
EXPRESS SCRIPTS HLDG CO                 COM ADDED          30219G108     380     6790SH      SOLE               6790      0      0
EXXON MOBIL CORP                        COM                30231G102     583     6811SH      SOLE               6596      0    215
GENERAL ELECTRIC CO                     COM                369604103     437    20927SH      SOLE              17927      0   3000
GENERAL MLS INC                         COM                370334104    4944   128278SH      SOLE             115738      0  12540
GRACO INC                               COM                384109104     342     7412SH      SOLE               7412      0      0
HUTCHINSON TECHNOLOGY INC               COM                448407106      37    25300SH      SOLE              18900      0   6400
INNODATA INC                            COM NEW            457642205     185    27000SH      SOLE              27000      0      0
INTEL CORP                              COM                458140100     351    13150SH      SOLE              13150      0      0
INTERNATIONAL BUSINESS MACHS            COM                459200101     823     4204SH      SOLE               4204      0      0
ISHARES TR                              MSCI EAFE INDEX    464287465     897    17938SH      SOLE              17495      0    443
ISHARES TR                              MSCI EMERG MKT     464287234    5130   131085SH      SOLE             103682      0  27403
ISHARES TR                              MSCI ESG SEL SOC   464288802     248     4341SH      SOLE               3875      0    466
ISHARES TR                              RUSSELL1000GRW     464287614   24253   383560SH      SOLE             352124      0  31436
ISHARES TR                              RUSSELL 2000       464287655   40339   507025SH      SOLE             452086      0  54939
ISHARES TR                              RUSL 2000 GROW     464287648     436     4764SH      SOLE               4764      0      0
ISHARES TR                              RUSSELL MCP GR     464287481   25802   435911SH      SOLE             394132      0  41779
ISHARES TR                              S&P500 GRW         464287309     598     8129SH      SOLE               7969      0    160
ISHARES TR                              S&P 500 INDEX      464287200   34188   249998SH      SOLE             225543      0  24455
ISHARES TR                              NASDQ BIO INDX     464287556     256     1967SH      SOLE               1755      0    212
ISHARES TR                              RUSSELL 1000       464287622    1465    19473SH      SOLE              16638      0   2835
ISHARES TR                              S&P SMLCAP 600     464287804    1133    15450SH      SOLE              15450      0      0
JOHNSON & JOHNSON                       COM                478160104     213     3152SH      SOLE               3152      0      0
LAKES ENTMNT INC                        COM                51206P109      57    19393SH      SOLE              19393      0      0
MEDTRONIC INC                           COM                585055106    1003    25889SH      SOLE              23997      0   1892
MERCK & CO INC                          NEW COM            58933Y105     268     6400SH      SOLE               6267      0    133
MICROSOFT CORP                          COM                594918104     336    10968SH      SOLE               9137      0   1831
PEPSICO INC                             COM                713448108     267     3770SH      SOLE               3770      0      0
PFIZER INC                              COM                717081103     424    18410SH      SOLE              18410      0      0
PHILIP MORRIS INTL INC                  COM                718172109     330     3775SH      SOLE               3775      0      0
PROCTER & GAMBLE CO                     COM                742718109     537     8764SH      SOLE               8764      0      0
SPDR S&P 500 ETF TR                     TR UNIT            78462F103     675     4959SH      SOLE               4901      0     58
TARGET CORP                             COM                87612E106     264     4529SH      SOLE               4529      0      0
TENNANT CO                              COM                880345103    1748    43735SH      SOLE              43735      0      0
US BANCORP DEL                          COM NEW            902973304    1942    60361SH      SOLE              60361      0      0
UNITED PARCEL SERVICE INC               CL B               911312106    3428    43518SH      SOLE              43518      0      0
VANGUARD BD INDEX FD INC                TOTAL BND MRKT     921937835   36403   431416SH      SOLE             377750      0  53666
VANGUARD INTL EQUITY INDEX F            MSCI EMR MKT ETF   922042858    5445   136360SH      SOLE             126970      0   9391
VANGUARD INTL EQUITY INDEX F            MSCI EUROPE ETF    922042874    1092    25479SH      SOLE              25329      0    150
VANGUARD INTL EQUITY INDEX F            ALLWRLD EX US      922042775     212     5170SH      SOLE               3784      0   1386
WELLS FARGO & CO                        COM NEW            949746101    1618    48379SH      SOLE              47223      0   1156
WIRELESS RONIN TECHNOLOGIES             COM                97652A203      22    23500SH      SOLE              23500      0      0
WISDOMTREE TRUST                        EMERG MKTS ETF     97717W315   28140   543133SH      SOLE             497912      0  45221
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